ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS
The accompanying consolidated financial statements include the financial statements of Trip.com Group Limited (the “Company”, formerly known as Ctrip.com International, Ltd.), its subsidiaries, variable interest entities (the “VIEs”) and VIEs’ subsidiaries. In these consolidated financial statements, where appropriate, the term “Company” also refers to its subsidiaries, VIEs and VIEs’ subsidiaries as a whole.
The Company is principally engaged in the provision of travel related services including accommodation reservation, transportation ticketing, packaged tours, corporate travel management services, as well as, to a much lesser extent, Internet-related advertising and other related services.